SUBSIDIARY PUBLIC ISSUERS	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
SUBSIDIARY PUBLIC ISSUERS

29. SUBSIDIARY PUBLIC ISSUERS

The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Finco:

							Brookfield
	Brookfield	BRP		Holding	Other	Consolidating	Renewable
(MILLIONS)	Renewable(1)	Equity	Finco	Entities(1)(2)	Subsidiaries(1)(3)	adjustments(4)	consolidated
As at December 31, 2018:
Current assets	$32	$389	$1,631	$93	$3,639	$(3,823)	$1,961
Long-term assets	5,208	239	1	24,078	32,433	(29,817)	32,142
Current liabilities	38	6	21	3,096	2,351	(3,823)	1,689
Long-term liabilities	-	-	1,607	798	13,445	(642)	15,208
Participating non-controlling
interests - in operating
subsidiaries	-	-	-	-	8,129	-	8,129
Participating non-controlling
interests -in a holding subsidiary
- Redeemable/Exchangeable
units held by Brookfield	-	-	-	3,252	-	-	3,252
Preferred equity	-	568	-	-	-	-	568
Preferred limited partners' equity	707	-	-	718	-	(718)	707
As at December 31, 2017:
Current assets	$32	$412	$1,691	$525	$2,816	$(3,810)	$1,666
Long-term assets	4,483	262	-	20,142	29,508	(25,157)	29,238
Current liabilities	43	7	180	3,024	3,071	(3,811)	2,514
Long-term liabilities	-	-	1,505	693	12,670	(760)	14,108
Participating non-controlling
interests - in operating
subsidiaries	-	-	-	-	6,298	-	6,298
Participating non-controlling
interests -in a holding subsidiary
- Redeemable/Exchangeable
units held by Brookfield	-	-	-	2,843	-	-	2,843
Preferred equity	-	616	-	-	-	-	616
Preferred limited partners' equity	511	-	-	516	-	(516)	511

  Includes investments in subsidiaries under the equity method.
  Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc. and Brookfield BRP Europe Holdings Limited, together the “Holding Entities”.
  Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco and the Holding Entities.
  Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

							Brookfield
	Brookfield	BRP		Holding	Other	Consolidating	Renewable
(MILLIONS)	Renewable(1)	Equity	Finco	Entities(1)(2)	Subsidiaries(1)(3)	adjustments(4)	consolidated
For the year ended
December 31, 2018
Revenues	$-	$-	$-	$-	$2,983	$(1)	$2,982
Net income (loss)	62	7	(1)	(25)	1,305	(945)	403
For the year ended
December 31, 2017
Revenues	$-	$-	$-	$-	$2,625	$-	$2,625
Net income (loss)	(4)	10	(1)	(435)	631	(150)	51
For the year ended
December 31, 2016
Revenues	$-	$-	$-	$1	$2,451	$-	$2,452
Net income (loss)	(20)	-	(1)	(100)	558	(397)	40

  Includes investments in subsidiaries under the equity method.
  Includes the Holding Entities.
  Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco, and the Holding Entities.
  Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

See Note 13 – Borrowings for additional details regarding the medium-term corporate notes issued by Finco. See Note 15 – Non-controlling interests for additional details regarding Class A Preference Shares issued by BRP Equity.